Note 6 - Employee Benefit Plans (Details) - Defined Compensation Plans (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Old 401(k) Plan [Member]
Company common stock:
Shares held (in Shares)	331,559	345,145
Fair value	$ 6,863,275	$ 6,098,714
Old 401(k) Plan
Employer matching contributions		133,970
Dividends on Company stock	86,286	79,621
Retirement Plan [Member]
Retirement Plan
Mutual funds - fair value	1,635,830	844,941
Old 401(k) Plan
Employer matching contributions	$ 316,206	$ 88,654